Liabilities for Quality Assurance - Summary of Net Change in Liabilities for Quality Assurances (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Liabilities for quality assurances [Abstract]
Liabilities for quality assurance at beginning of year	¥ 1,686,357	¥ 1,555,711	¥ 1,482,872
Additional provisions	489,967	400,419	362,180
Utilization	(340,872)	(229,623)	(278,094)
Reversals	(37,664)	(59,758)	(32,124)
Other	38,526	19,608	20,877
Liabilities for quality assurance at end of year	¥ 1,836,314	¥ 1,686,357	¥ 1,555,711